Investment in convertible notes (Details) $ / shares in Units, ¥ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2019	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Investment in Convertible Notes | ¥			¥ 2,153,790	¥ 1,789,470
Convertible Note Purchase Agreement [Member] | Yusheng Holdings Limited [Member]
Terms of Convertible Notes		20 years
Conversion Price of Convertible Notes | $ / shares		$ 20.00
Consideration for Convertible Notes	$43.0	(i) provision of the cooperation to Yusheng and/or its affiliates pursuant to the terms of the business cooperation agreement, and (ii) a cash consideration of US$21.0 million.
Consideration for assets disposition | $		$ 21.0
Investment in Convertible Notes | ¥				¥ 1,790,000
Principal Amount of Convertible Notes | $		$ 260.0
Terms of Business cooperation		20 years